Risk/Return Summary - FidelityCaliforniaMunicipalMoneyMarketFunds-RetailPRO	Apr. 02, 2024
FidelityCaliforniaMunicipalMoneyMarketFunds-RetailPRO | Fidelity California Municipal Money Market Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® California Municipal Money Market Fund April 29, 2023 Prospectus